Selling Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Selling Expenses [Line Items]
Sales and marketing expense	$ 27,522	$ 24,088	$ 21,733
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Selling Expenses [Line Items]
concentrate freight	126,670	131,528	122,431
commissions	6,048	6,029	5,989
cathode freight	1,831	1,665	2,148
Other	2,459	2,447	823
Sales and marketing expense	$ 0	$ 141,669	$ 131,391